LOANS (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF LOANS
	Start Date	Maturity Date	Rate	Principal	Interest	Total
CEBA	2020-05-19	2022-12-31	0%	$36,140	$616	$36,756
CEBA	2021-04-23	2022-12-31	0%	36,140	616	36,756
Vehicle loan	2019-08-30	2024-09-11	6.99%	16,999	3,238	20,237
Total				$89,279	$4,470	$93,749